Related Party Transactions (Details) - Schedule of accounts payable to related parties’ franchisees - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Related Party Transactions (Details) - Schedule of accounts payable to related parties’ franchisees [Line Items]
Total	$ 6,986	$ 44,366
Liuyang [Member]
Related Party Transactions (Details) - Schedule of accounts payable to related parties’ franchisees [Line Items]
Total		13,898
Wanzai [Member]
Related Party Transactions (Details) - Schedule of accounts payable to related parties’ franchisees [Line Items]
Total		8,754
Huaihua [Member]
Related Party Transactions (Details) - Schedule of accounts payable to related parties’ franchisees [Line Items]
Total		18,744
XinYu [Member]
Related Party Transactions (Details) - Schedule of accounts payable to related parties’ franchisees [Line Items]
Total		2,970
Yudu Jiuzi New Energy Automobile Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of accounts payable to related parties’ franchisees [Line Items]
Total	$ 6,986